CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 3,244,305	¥ 4,897,190
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	1,132,602	932,302
Held-to-maturity securities, assets pledged that secured parties are permitted to sell or repledge	476,146	677,046
Long-term debt, liabilities accounted for at fair value	¥ 2,433,294	¥ 1,955,636
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	48,000,000,000	48,000,000,000
Common stock, issued	25,392,498,945	25,389,644,945
Treasury stock, shares	33,962,404	24,829,446